Acquisition of Entities under Common Control (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	May 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Business Acquisition [Line Items]
Increase in net income or decrease in net loss		$ (37,477)	$ 23,599	$ (33,764)	$ 63,983
Revenues		108,789	146,146	239,274	317,795
Decrease in inflow of cash from investing activities				(38,608)	1,437
Increase in outflow of cash from financing activities				109,411	171,301
Entities Under Common Control
Business Acquisition [Line Items]
Increase in net income or decrease in net loss				1,304
Entities Under Common Control | TTOL
Business Acquisition [Line Items]
Percentage of voting interests acquired	50.00%
Purchase price of acquisition	$ 39,000
Net assets acquired	13,300
Return of capital	25,700
Increase in net income or decrease in net loss		418	1,113	1,304	2,517
Revenues		$ 3,200	$ 6,100	8,600	$ 12,500
Decrease in inflow of cash from investing activities				15,000
Increase in outflow of cash from financing activities				$ 15,000
Entities Under Common Control | TTOL | Class B
Business Acquisition [Line Items]
Purchase price of acquisition	13,800
Entities Under Common Control | TTOL | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13,100